Note 20 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain / (loss) on derivative instruments, net (Note 20)	$ 2,698	$ (1,246)	$ (1,946)
Interest Rate Swap [Member]
Gain / (loss) on derivative instruments, net (Note 20)	(182)	(380)	(2,283)
Forward Freight Agreements [Member]
Gain / (loss) on derivative instruments, net (Note 20)	108	0	0
Bunker Swap Agreements [Member]
Gain / (loss) on derivative instruments, net (Note 20)	(12)	0	0
Foreign Exchange Forward [Member]
Gain / (loss) on derivative instruments, net (Note 20)	$ 2,784	$ (866)	$ 337